UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
U.S. Global Leaders Growth Fund

Semiannual report 4/30/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended April 30, 2014

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	7.59	16.06	5.64	–4.08	7.59	110.57	73.03

Class B	7.40	16.15	5.54	–4.28	7.40	111.44	71.47

Class C	11.43	16.39	5.39	–0.35	11.43	113.54	69.03

Class I1	13.57	17.70	6.62	1.09	13.57	125.88	89.88

Class R2[1,2]	13.17	17.21	6.11	0.93	13.17	121.26	80.91

Class R6[1,2]	13.67	17.74	6.61	1.15	13.67	126.23	89.67

Index 1†	20.44	19.14	7.67	8.36	20.44	140.02	109.32

Index 2†	20.66	19.47	7.99	6.95	20.66	143.35	115.67

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 2-28-15 for Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6
Net (%)	1.22	1.97	1.97	0.96	1.37	0.81
Gross (%)	1.22	1.97	1.97	0.96	1.37	0.84

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the S&P 500 Index; Index 2 is the Russell 1000 Growth Index.

See the following page for footnotes.

6	U.S. Global Leaders Growth Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	4-30-04	$17,147	$17,147	$20,932	$21,567

Class C3	4-30-04	16,903	16,903	20,932	21,567

Class I1	4-30-04	18,988	18,988	20,932	21,567

Class R2[1]	4-30-04	18,091	18,091	20,932	21,567

Class R6[1]	4-30-04	18,967	18,967	20,932	21,567

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 For certain types of investors, as described in the fund’s prospectuses.

2 Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

3 The contingent deferred sales charge is not applicable.

Semiannual report | U.S. Global Leaders Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,009.60	$5.88	1.18%

Class B	1,000.00	1,006.00	9.60	1.93%

Class C	1,000.00	1,006.20	9.60	1.93%

Class I	1,000.00	1,010.90	4.59	0.92%

Class R2	1,000.00	1,009.30	6.43	1.29%

Class R6	1,000.00	1,011.50	3.99	0.80%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	U.S. Global Leaders Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,018.90	$5.91	1.18%

Class B	1,000.00	1,015.20	9.64	1.93%

Class C	1,000.00	1,015.20	9.64	1.93%

Class I	1,000.00	1,020.20	4.61	0.92%

Class R2	1,000.00	1,018.40	6.46	1.29%

Class R6	1,000.00	1,020.80	4.01	0.80%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | U.S. Global Leaders Growth Fund	9

Portfolio summary

Top 10 Holdings (42.3% of Net Assets on 4-30-14)[1,2]

Google, Inc., Class C	4.5%	Automatic Data Processing, Inc.	4.1%

Schlumberger, Ltd.	4.5%	The Walt Disney Company	4.1%

Lowe’s Companies, Inc.	4.4%	QUALCOMM, Inc.	4.0%

Colgate-Palmolive Company	4.4%	Visa, Inc., Class A	4.0%

Yum! Brands, Inc.	4.3%	American Express Company	4.0%

Sector Composition[1,3]

Information Technology	30.0%	Consumer Staples	6.7%

Consumer Discretionary	21.7%	Energy	4.5%

Health Care	15.0%	Industrials	3.4%

Financials	10.4%	Short-Term Investments & Other	0.8%

Materials	7.5%

1 As a percentage of net assets on 4-30-14.

2 Cash and cash equivalents not included.

3 Growth stocks may be more susceptible to earnings disappointments. Large company stocks could fall out of favor, and foreign investing has additional risks, such as currency and market volatility and political and social instability. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Please see the fund’s prospectuses for additional risks.

10	U.S. Global Leaders Growth Fund | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

	Shares	Value

Common Stocks 99.2%	$1,202,140,373

(Cost $946,245,594)

Consumer Discretionary 21.7%		263,002,396

Hotels, Restaurants & Leisure 10.2%

Starbucks Corp.	478,380	33,783,192

Starwood Hotels & Resorts Worldwide, Inc.	497,300	38,118,045

Yum! Brands, Inc.	670,430	51,616,406

Internet & Catalog Retail 3.0%

Amazon.com, Inc. (I)	118,320	35,984,662

Media 4.1%

The Walt Disney Company	625,440	49,622,410

Specialty Retail 4.4%

Lowe’s Companies, Inc.	1,173,550	53,877,681

Consumer Staples 6.7%		80,895,529

Food & Staples Retailing 2.3%

Whole Foods Market, Inc.	563,210	27,991,537

Household Products 4.4%

Colgate-Palmolive Company	786,092	52,903,992

Energy 4.5%		53,984,996

Energy Equipment & Services 4.5%

Schlumberger, Ltd.	531,610	53,984,996

Financials 10.4%		126,557,099

Capital Markets 3.4%

State Street Corp.	633,440	40,894,886

Consumer Finance 4.0%

American Express Company	559,060	48,878,616

Insurance 3.0%

Aon PLC	433,360	36,783,597

Health Care 15.0%		182,020,017

Biotechnology 4.5%

Amgen, Inc.	272,150	30,412,763

Regeneron Pharmaceuticals, Inc. (I)	81,380	24,160,908

Health Care Equipment & Supplies 1.1%

IDEXX Laboratories, Inc. (I)	101,510	12,834,924

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	11

		Shares	Value

Health Care Technology 3.2%

Cerner Corp. (I)		768,790	$39,438,927

Pharmaceuticals 6.2%

Perrigo Company PLC		196,200	28,421,532

Sanofi, ADR		868,977	46,750,963

Industrials 3.4%			41,253,400

Trading Companies & Distributors 3.4%

Fastenal Company (L)		823,750	41,253,400

Information Technology 30.0%			363,925,469

Communications Equipment 4.0%

QUALCOMM, Inc.		623,350	49,063,879

Internet Software & Services 12.9%

eBay, Inc. (I)		680,290	35,259,431

Equinix, Inc. (I)(L)		200,580	37,670,930

Google, Inc., Class C (I)		103,340	54,425,044

LinkedIn Corp., Class A (I)		187,770	28,817,062

IT Services 8.2%

Automatic Data Processing, Inc.		639,890	49,885,824

Visa, Inc., Class A		241,300	48,889,793

Software 4.9%

Salesforce.com, Inc. (I)		562,060	29,030,399

SAP AG, ADR (L)		381,320	30,883,107

Materials 7.5%			90,501,467

Chemicals 7.5%

Ecolab, Inc.		400,820	41,941,805

Monsanto Company		438,660	48,559,662

	Yield (%)	Shares	Value

Securities Lending Collateral 6.7%			$80,610,783

(Cost $80,607,059)

John Hancock Collateral Investment Trust (W)	0.1396 (Y)	8,055,359	80,610,783

Short-Term Investments 0.8%			$10,293,259

(Cost $10,293,259)

Money Market Funds 0.8%			10,293,259

State Street Institutional U.S. Government
Money Market Fund	0.0000 (Y)	$10,293,259	10,293,259

Total investments (Cost $1,037,145,912)† 106.7%		$1,293,044,415

Other assets and liabilities, net (6.7%)			($81,317,608)

Total net assets 100.0%		$1,211,726,807

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

12	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 4-30-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 4-30-14.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $1,043,241,147. Net unrealized appreciation aggregated $249,803,268, of which $271,918,091 related to appreciated investment securities and $22,114,823 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets in 4-30-14.

United States	88.3%
France	3.9%
United Kingdom	3.0%
Germany	2.5%
Ireland	2.3%

100.0%

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	13

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $956,538,853) including
$80,616,280 of securities loaned	$1,212,433,632
Investments in affiliated issuers, at value (Cost $80,607,059)	80,610,783

Total investments, at value (Cost $1,037,145,912)	1,293,044,415
Receivable for investments sold	21,783,859
Receivable for fund shares sold	3,208,676
Dividends receivable	1,234,957
Receivable for securities lending income	18,749
Other receivables and prepaid expenses	106,512

Total assets	1,319,397,168

Liabilities

Payable for investments purchased	19,522,226
Payable for fund shares repurchased	6,246,293
Payable upon return of securities loaned	80,616,280
Payable to affiliates
Accounting and legal services fees	33,118
Transfer agent fees	152,042
Distribution and service fees	299,200
Trustees’ fees	2,021
Investment management fees	740,068
Other liabilities and accrued expenses	59,113

Total liabilities	107,670,361

Net assets	$1,211,726,807

Net assets consist of

Paid-in capital	$869,650,448
Accumulated distributions in excess of net investment income	(222,735)
Accumulated net realized gain (loss) on investments	86,400,591
Net unrealized appreciation (depreciation) on investments	255,898,503

Net assets	$1,211,726,807

14	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($698,074,301 ÷ 16,852,007 shares)[1]	$41.42
Class B ($29,270,401 ÷ 776,792 shares)[1]	$37.68
Class C ($133,121,335 ÷ 3,531,495 shares)[1]	$37.70
Class I ($307,506,246 ÷ 7,101,420 shares)	$43.30
Class R2 ($39,644,790 ÷ 919,464 shares)	$43.12
Class R6 ($4,109,734 ÷ 94,750 shares)	$43.37

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$43.60

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	15

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 4-30-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$7,672,150
Securities lending	115,816
Less foreign taxes withheld	(23,760)

Total investment income	7,764,206

Expenses

Investment management fees	4,517,950
Distribution and service fees	1,804,197
Accounting and legal services fees	123,076
Transfer agent fees	791,214
Trustees’ fees	18,591
State registration fees	73,757
Printing and postage	42,430
Professional fees	40,626
Custodian fees	61,538
Registration and filing fees	19,892
Other	13,371

Total expenses	7,506,642
Less expense reductions	(38,434)

Net expenses	7,468,208

Net investment income	295,998

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	92,497,910
Investments in affiliated issuers	(1,789)

92,496,121
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(81,364,684)
Investments in affiliated issuers	(6,882)

(81,371,566)

Net realized and unrealized gain	11,124,555

Increase in net assets from operations	$11,420,553

16	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	4-30-14	ended
	(Unaudited)	10-31-13

Increase (decrease) in net assets

From operations
Net investment income	$295,998	$693,487
Net realized gain	92,496,121	35,324,795
Change in net unrealized appreciation (depreciation)	(81,371,566)	165,137,065

Increase in net assets resulting from operations	11,420,553	201,155,347

Distributions to shareholders
From net investment income
Class A	(569,456)	—
Class I	(674,178)	—
Class R2	(11,535)	—
Class R6	(10,189)	—
From net realized gain
Class A	(20,049,098)	(9,612,480)
Class B	(999,781)	(711,742)
Class C	(4,082,434)	(2,051,288)
Class I	(8,473,404)	(4,015,442)
Class R2	(886,864)	(6,742)
Class R6	(101,558)	(47,990)

Total distributions	(35,858,497)	(16,445,684)

From fund share transactions	33,138,652	324,317,297

Total increase	8,700,708	509,026,960

Net assets

Beginning of period	1,203,026,099	693,999,139

End of period	$1,211,726,807	$1,203,026,099

Undistributed (accumulated distributions in excess of) net
investment income	($222,735)	$746,625

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	17

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$42.25	$35.04	$30.97	$27.83	$23.89	$20.87
Net investment income (loss)[2]	0.02	0.04	(0.03)	—[3]	—[3]	0.02
Net realized and unrealized gain
on investments	0.39	7.96	5.08	3.14	3.96	3.30
Total from investment operations	0.41	8.00	5.05	3.14	3.96	3.32
Less distributions
From net investment income	(0.03)	—	—	—	(0.02)	(0.01)
From net realized gain	(1.21)	(0.79)	(0.98)	—	—	(0.29)
Total distributions	(1.24)	(0.79)	(0.98)	—	(0.02)	(0.30)
Net asset value, end of period	$41.42	$42.25	$35.04	$30.97	$27.83	$23.89
Total return (%)[4,5]	0.96[6]	23.30	16.96	11.28	16.58	16.36

Ratios and supplemental data

Net assets, end of period (in millions)	$698	$697	$413	$282	$264	$480
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.18[7]	1.23	1.30	1.26	1.50	1.81[8]
Expenses net of fee waivers	1.18[7]	1.23	1.30	1.26	1.30	1.34[8]
Expenses net of fee waivers and credits	1.18[7]	1.23	1.30	1.26	1.30	1.33[8]
Net investment income (loss)	0.08[7]	0.10	(0.10)	(0.01)	0.01	0.10
Portfolio turnover (%)	30	30	30	50	33	37

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$38.65	$32.36	$28.89	$26.16	$22.60	$19.90
Net investment loss[2]	(0.13)	(0.22)	(0.26)	(0.21)	(0.19)	(0.13)
Net realized and unrealized gain
on investments	0.37	7.30	4.71	2.94	3.75	3.12
Total from investment operations	0.24	7.08	4.45	2.73	3.56	2.99
Less distributions
From net realized gain	(1.21)	(0.79)	(0.98)	—	—	(0.29)
Net asset value, end of period	$37.68	$38.65	$32.36	$28.89	$26.16	$22.60
Total return (%)[3,4]	0.60[5]	22.37	16.07	10.44	15.75	15.47

Ratios and supplemental data

Net assets, end of period (in millions)	$29	$33	$30	$27	$39	$47
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.93[6]	1.99	2.05	2.01	2.24	2.50[7]
Expenses net of fee waivers	1.93[6]	1.98	2.05	2.00	2.05	2.08[7]
Expenses net of fee waivers and credits	1.93[6]	1.98	2.05	2.00	2.05	2.07[7]
Net investment loss	(0.66)[6]	(0.64)	(0.85)	(0.75)	(0.75)	(0.65)
Portfolio turnover (%)	30	30	30	50	33	37

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$38.66	$32.37	$28.90	$26.16	$22.61	$19.90
Net investment loss[2]	(0.13)	(0.22)	(0.26)	(0.21)	(0.19)	(0.12)
Net realized and unrealized gain
on investments	0.38	7.30	4.71	2.95	3.74	3.12
Total from investment operations	0.25	7.08	4.45	2.74	3.55	3.00
Less distributions
From net realized gain	(1.21)	(0.79)	(0.98)	—	—	(0.29)
Net asset value, end of period	$37.70	$38.66	$32.37	$28.90	$26.16	$22.61
Total return (%)[3,4]	0.62[5]	22.36	16.07	10.47	15.70	15.53

Ratios and supplemental data

Net assets, end of period (in millions)	$133	$130	$81	$58	$60	$60
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.93[6]	1.98	2.05	2.01	2.23	2.51[7]
Expenses net of fee waivers	1.93[6]	1.98	2.05	2.01	2.05	2.08[7]
Expenses net of fee waivers and credits	1.93[6]	1.98	2.05	2.01	2.05	2.07[7]
Net investment loss	(0.67)[6]	(0.65)	(0.85)	(0.75)	(0.76)	(0.66)
Portfolio turnover (%)	30	30	30	50	33	37

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	19

CLASS I SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$44.12	$36.44	$32.06	$28.69	$24.55	$21.37
Net investment income[2]	0.08	0.16	0.08	0.12	0.11	0.13
Net realized and unrealized gain
on investments	0.41	8.31	5.28	3.25	4.10	3.38
Total from investment operations	0.49	8.47	5.36	3.37	4.21	3.51
Less distributions
From net investment income	(0.10)	—	—	—	(0.07)	(0.04)
From net realized gain	(1.21)	(0.79)	(0.98)	—	—	(0.29)
Total distributions	(1.31)	(0.79)	(0.98)	—	(0.07)	(0.33)
Net asset value, end of period	$43.30	$44.12	$36.44	$32.06	$28.69	$24.55
Total return (%)[3]	1.09[4]	23.70	17.36	11.75	17.15	16.94

Ratios and supplemental data

Net assets, end of period (in millions)	$308	$307	$169	$55	$37	$26
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.92[5]	0.93	0.96	0.90	0.93	0.96[6]
Expenses net of fee waivers	0.92[5]	0.93	0.94	0.85	0.85	0.84[6]
Net investment income	0.35[5]	0.41	0.24	0.39	0.43	0.60
Portfolio turnover (%)	30	30	30	50	33	37

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R2 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12[2]

Per share operating performance

Net asset value, beginning of period	$43.93	$36.40	$34.46
Net investment income (loss)[3]	(0.01)	(0.04)	0.02
Net realized and unrealized gain on investments	0.43	8.36	1.92
Total from investment operations	0.42	8.32	1.94
Less distributions
From net investment income	(0.02)	—	—
From net realized gain	(1.21)	(0.79)	—
Total distributions	(1.23)	(0.79)	—
Net asset value, end of period	$43.12	$43.93	$36.40
Total return (%)[4]	0.93[5]	23.31	5.63[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$40	$32	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[7]	1.32	1.13[7]
Expenses net of fee waivers	1.29[7]	1.31	1.13[7]
Net investment income (loss)	(0.03)[7]	(0.09)	0.08[7]
Portfolio turnover (%)	30	30	30[8]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

20	U.S. Global Leaders Growth Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$44.19	$36.46	$32.06	$30.81
Net investment income[3]	0.10	0.18	0.11	0.03
Net realized and unrealized gain on investments	0.41	8.34	5.27	1.22
Total from investment operations	0.51	8.52	5.38	1.25
Less distributions
From net investment income	(0.12)	—	—	—
From net realized gain	(1.21)	(0.79)	(0.98)	—
Total distributions	(1.33)	(0.79)	(0.98)	—
Net asset value, end of period	$43.37	$44.19	$36.46	$32.06
Total return (%)[4]	1.15[5]	23.83	17.42	4.06[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$4	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[7]	0.84	0.88	0.88[7]
Expenses net of fee waivers	0.80[7]	0.84	0.85	0.85[7]
Net investment income	0.46[7]	0.47	0.30	0.66[7]
Portfolio turnover (%)	30	30	30	50[8]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

See notes to financial statements	Semiannual report | U.S. Global Leaders Growth Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock U.S. Global Leaders Growth Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or

22	U.S. Global Leaders Growth Fund | Semiannual report

trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Semiannual report | U.S. Global Leaders Growth Fund	23

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2014 were $436. For the six months ended April 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

24	U.S. Global Leaders Growth Fund | Semiannual report

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund will pay a monthly management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $500,000,000 of the fund’s average daily net assets; (b) 0.73% of the next $500,000,000 of the fund’s average daily net assets; (c) 0.71% of the next $1,000,000,000 of the fund’s average daily net assets; (d) 0.70% of the next $3,000,000,000 of the fund’s average daily net assets; and (e) 0.65% of the fund’s average daily net assets in excess of $5,000,000,000. The Advisor has a subadvisory agreement with Sustainable Growth Advisers, LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 0.81% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. These expense limitations shall remain in effect until February 28, 2015. Prior to March 1, 2014, the fee waivers and/or reimbursements were such that these expenses would not exceed 1.22%, 1.97%, 1.97%, 0.96% and 1.37% for Class A, Class B, Class C, Class I and Class R2 shares, respectively.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Effective March 1, 2014, for Class B shares, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement to the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The agreement expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. This waiver was in effect on a voluntary basis from January 1, 2014 to January 31, 2014.

Semiannual report | U.S. Global Leaders Growth Fund	25

For the six months ended April 30, 2014 these expense reductions amounted to the following:

CLASS	EXPENSE REDUCTION

Class A	$22,055
Class B	974
Class C	4,154
Class I	9,726
Class R2	1,160
Class R6	365
Total	$38,434

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2014 were equivalent to a net annual effective rate of 0.73% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,160,887 for the six months ended April 30, 2014. Of this amount, $196,011 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $947,736 was paid as sales commissions to broker-dealers and $17,140 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2014, CDSCs received by the Distributor amounted to $2,359, $29,318 and $8,496 for Class A, Class B and Class C shares, respectively.

26	U.S. Global Leaders Growth Fund | Semiannual report

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2014 were:

	DISTRIBUTION AND	TRANSFER	STATE	PRINTING &
CLASS	SERVICES FEES	AGENT FEE	REGISTRATION FEE	POSTAGE

Class A	$888,556	$482,189	$42,597	$24,504
Class B	157,299	21,325	1,885	1,084
Class C	669,281	90,815	8,021	4,615
Class I	—	193,029	18,785	10,805
Class R2	89,061	3,484	2,231	1,285
Class R6	—	372	238	137
Total	$1,804,197	$791,214	$73,757	$42,430

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated the fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2014 and the year ended October 31, 2013 were as follows:

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,443,155	$103,433,789	7,552,395	$285,695,157
Distributions reinvested	477,471	19,810,268	260,910	9,139,675
Repurchased	(2,570,987)	(108,721,062)	(3,112,320)	(118,601,730)

Net increase	349,639	$14,522,995	4,700,985	$176,233,102

Class B shares

Sold	31,584	$1,226,000	216,131	$7,371,783
Distributions reinvested	22,554	853,437	18,877	608,972
Repurchased	(120,332)	(4,627,977)	(311,868)	(10,742,604)

Net decrease	(66,194)	($2,548,540)	(76,860)	($2,761,849)

Class C shares

Sold	389,916	$15,051,986	1,295,938	$44,579,587
Distributions reinvested	81,395	3,081,624	47,542	1,534,191
Repurchased	(314,713)	(12,139,921)	(463,049)	(16,202,194)

Net increase	156,598	$5,993,689	880,431	$29,911,584

Semiannual report | U.S. Global Leaders Growth Fund	27

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class I shares

Sold	1,088,082	$48,123,889	5,193,460	$203,001,398
Distributions reinvested	167,837	7,270,696	97,013	3,539,037
Repurchased	(1,122,919)	(49,480,594)	(2,971,409)	(117,155,621)

Net increase	133,000	$5,913,991	2,319,064	$89,384,814

Class R2 shares

Sold	318,121	$14,022,447	795,078	$32,190,023
Distributions reinvested	16,421	709,384	115	4,193
Repurchased	(132,152)	(5,832,510)	(86,257)	(3,554,460)

Net increase	202,390	$8,899,321	708,936	$28,639,756

Class R6 shares

Sold	16,457	$725,542	103,248	$3,899,717
Distributions reinvested	2,576	111,747	1,244	45,421
Repurchased	(10,781)	(480,093)	(25,992)	(1,035,248)

Net increase	8,252	$357,196	78,500	$2,909,890

Total net increase	783,685	$33,138,652	8,611,056	$324,317,297

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $398,408,904 and $359,465,547, respectively, for the six months ended April 30, 2014.

28	U.S. Global Leaders Growth Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Sustainable Growth Advisers, LP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott	Legal counsel
President	K&L Gates LLP

John J. Danello#
Senior Vice President, Secretary
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | U.S. Global Leaders Growth Fund	29

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	26SA 4/14
MF184399	6/14

John Hancock
Classic Value Fund

Semiannual report 4/30/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended April 30, 2014

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A	16.44	17.62	4.07	2.47	16.44	125.09	49.06

Class B	16.67	17.74	3.98	2.48	16.67	126.25	47.81

Class C	20.68	17.94	3.83	6.48	20.68	128.16	45.56

Class I1	22.91	19.24	5.00	8.02	22.91	141.08	62.93

Class R1[1]	22.16	18.46	4.26	7.69	22.16	133.30	51.83

Class R2[1,2]	22.73	18.86	4.56	7.95	22.73	137.22	56.26

Class R3[1,2]	22.34	18.53	4.30	7.76	22.34	134.00	52.38

Class R4[1,2]	22.93	18.97	4.65	8.03	22.93	138.36	57.56

Class R5[1,2]	23.10	19.24	4.92	8.10	23.10	141.01	61.73

Class R6[1,2]	23.10	19.32	5.03	8.14	23.10	141.89	63.37

Index†	20.90	19.52	7.95	9.61	20.90	143.92	114.94

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 2-28-15 for Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all classes except Class R4 and Class R6 shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6
Net (%)	1.22	1.97	1.97	0.95	1.59	1.34	1.49	1.09	0.89	0.81
Gross (%)	1.22	1.97	1.97	0.95	1.59	1.34	1.49	1.19	0.89	0.84

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 2-28-15.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell 1000 Value Index.

See the following page for footnotes.

6	Classic Value Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	4-30-04	$14,781	$14,781	$21,494

Class C3	4-30-04	14,556	14,556	21,494

Class I1	4-30-04	16,293	16,293	21,494

Class R1[1]	4-30-04	15,183	15,183	21,494

Class R2[1]	4-30-04	15,626	15,626	21,494

Class R3[1]	4-30-04	15,238	15,238	21,494

Class R4[1]	4-30-04	15,756	15,756	21,494

Class R5[1]	4-30-04	16,173	16,173	21,494

Class R6[1]	4-30-04	16,337	16,337	21,494

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 For certain types of investors, as described in the fund’s prospectuses.

2 6-24-96 is the inception date for the oldest class of shares, Class A shares. Class R3, Class R4, and

Class R5 shares were first offered on 5-22-09; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3, Class R4, Class R5, Class R6, and Class R2 shares, as applicable.

3 The contingent deferred sales charge is not applicable.

Semiannual report | Classic Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,078.80	$6.13	1.19%

Class B	1,000.00	1,074.80	9.93	1.93%

Class C	1,000.00	1,074.80	9.98	1.94%

Class I	1,000.00	1,080.20	4.80	0.93%

Class R1	1,000.00	1,076.90	8.03	1.56%

Class R2	1,000.00	1,079.50	5.72	1.11%

Class R3	1,000.00	1,077.60	7.73	1.50%

Class R4	1,000.00	1,080.30	4.95	0.96%

Class R5	1,000.00	1,081.00	4.23	0.82%

Class R6	1,000.00	1,081.40	4.18	0.81%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Classic Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2013, with the same investment held until April 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 11-1-2013	on 4-30-2014	ended 4-30-2014[1]	expense ratio

Class A	$1,000.00	$1,018.90	$5.96	1.19%

Class B	1,000.00	1,015.20	9.64	1.93%

Class C	1,000.00	1,015.20	9.69	1.94%

Class I	1,000.00	1,020.20	4.66	0.93%

Class R1	1,000.00	1,017.10	7.80	1.56%

Class R2	1,000.00	1,019.30	5.56	1.11%

Class R3	1,000.00	1,017.40	7.50	1.50%

Class R4	1,000.00	1,020.00	4.81	0.96%

Class R5	1,000.00	1,020.70	4.11	0.82%

Class R6	1,000.00	1,020.80	4.06	0.81%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Classic Value Fund	9

Portfolio summary

Top 10 Holdings (36.0% of Net Assets on 4-30-14)[1,2]

Hewlett-Packard Company	5.1%	Oracle Corp.	3.1%

Royal Dutch Shell PLC, ADR	4.7%	Cigna Corp.	3.1%

BP PLC, ADR	4.7%	Axis Capital Holdings, Ltd.	3.0%

Exxon Mobil Corp.	3.2%	Citigroup, Inc.	3.0%

American International Group, Inc.	3.2%	Bank of America Corp.	2.9%

Sector Composition[1,3]

Financials	39.0%	Health Care	9.2%

Information Technology	16.7%	Industrials	4.0%

Energy	15.0%	Utilities	2.3%

Consumer Discretionary	12.5%	Short-Term Investments & Other	1.3%

1 As a percentage of net assets on 4-30-14.

2 Cash and cash equivalents not included.

3 Value stocks may decline in price. Foreign investing has additional risks, such as currency and market volatility and political and social instability. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Classic Value Fund | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

	Shares	Value

Common Stocks 98.7%	$2,844,240,154

(Cost $2,245,800,105)

Consumer Discretionary 12.5%		359,236,217

Auto Components 2.4%

TRW Automotive Holdings Corp. (I)(L)	869,464	69,861,432

Automobiles 2.2%

General Motors Company	1,777,209	61,278,166

Media 5.6%

News Corp., Class A (I)	3,925,115	66,805,457

News Corp., Class B (I)	1,105,809	18,290,081

Omnicom Group, Inc.	1,127,139	76,284,768

Specialty Retail 2.3%

Staples, Inc. (L)	5,337,305	66,716,313

Energy 15.0%		431,979,238

Energy Equipment & Services 2.5%

Baker Hughes, Inc.	1,034,715	72,326,579

Oil, Gas & Consumable Fuels 12.5%

BP PLC, ADR	2,648,395	134,061,755

Exxon Mobil Corp.	892,241	91,374,401

Royal Dutch Shell PLC, ADR	1,704,553	134,216,503

Financials 39.0%		1,125,546,219

Banks 12.2%

Bank of America Corp.	5,594,413	84,699,413

Citigroup, Inc.	1,791,691	85,839,916

Comerica, Inc.	898,481	43,342,722

JPMorgan Chase & Company	1,161,611	65,026,984

The PNC Financial Services Group, Inc.	868,866	73,019,499

Capital Markets 14.4%

Franklin Resources, Inc.	978,342	51,216,204

Invesco, Ltd.	1,706,706	60,093,118

Morgan Stanley	2,349,471	72,669,138

State Street Corp.	1,310,552	84,609,237

The Goldman Sachs Group, Inc.	435,403	69,586,107

UBS AG (I)(L)	3,665,326	76,641,967

Diversified Financial Services 2.4%

Voya Financial, Inc.	1,946,293	68,879,309

See notes to financial statements	Semiannual report | Classic Value Fund	11

		Shares	Value

Insurance 10.0%

American International Group, Inc.		1,716,702	$91,208,377

Axis Capital Holdings, Ltd.		1,917,399	87,721,004

MetLife, Inc.		1,283,493	67,190,859

Willis Group Holdings PLC		1,068,611	43,802,365

Health Care 9.2%			264,114,494

Health Care Equipment & Supplies 3.9%

Abbott Laboratories		1,491,627	57,785,630

Becton, Dickinson and Company		487,910	55,148,467

Health Care Providers & Services 5.3%

Cigna Corp.		1,106,142	88,535,606

Laboratory Corp. of America Holdings (I)(L)		634,699	62,644,791

Industrials 4.0%			116,352,604

Building Products 2.0%

Masco Corp.		2,846,929	57,194,804

Machinery 2.0%

Parker Hannifin Corp.		466,250	59,157,800

Information Technology 16.7%			481,994,759

Electronic Equipment, Instruments & Components 3.9%

Corning, Inc.		2,727,725	57,036,730

TE Connectivity, Ltd.		939,280	55,398,734

Semiconductors & Semiconductor Equipment 2.5%

Intel Corp.		2,705,598	72,212,411

Software 5.2%

Microsoft Corp.		1,522,348	61,502,859

Oracle Corp.		2,188,864	89,480,760

Technology Hardware, Storage & Peripherals 5.1%

Hewlett-Packard Company		4,427,201	146,363,265

Utilities 2.3%			65,016,623

Electric Utilities 2.3%

Entergy Corp.		896,781	65,016,623

	Yield (%)	Shares	Value

Securities Lending Collateral 2.4%			$69,010,462

(Cost $69,006,846)

John Hancock Collateral Investment Trust (W)	0.1396 (Y)	6,896,150	69,010,462

12	Classic Value Fund | Semiannual report	See notes to financial statements

	Par value	Value

Short-Term Investments 1.3%		$39,151,000

(Cost $39,151,000)

Repurchase Agreement 1.3%		39,151,000

Repurchase Agreement with State Street Corp. dated 4-30-14 at 0.00% to be repurchased at $39,151,000 on 5-1-14, collateralized by $40,240,000
U.S. Treasury Notes, 1.375% due 12-31-18 (valued at $39,938,200,
including interest)	$39,151,000	39,151,000

Total investments (Cost $2,353,957,951)† 102.4%	$2,952,401,616

Other assets and liabilities, net (2.4%)		($70,133,820)

Total net assets 100.0%	$2,882,267,796

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 4-30-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 4-30-14.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $2,418,357,862. Net unrealized appreciation aggregated $534,043,754, of which $554,271,412 related to appreciated investment securities and $20,227,658 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total net assets on 4-30-14:

United States	81.5%
United Kingdom	6.2%
Netherlands	4.7%
Switzerland	4.6%
Bermuda	3.0%

Total	100.0%

See notes to financial statements	Semiannual report | Classic Value Fund	13

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,284,951,105)
including $67,599,352 of securities loaned	$2,883,391,154
Investments in affiliated issuers, at value (Cost $69,006,846)	69,010,462

Total investments, at value (Cost $2,353,957,951)	2,952,401,616
Cash	18,893
Receivable for investments sold	28,734,653
Receivable for fund shares sold	4,808,386
Dividends and interest receivable	1,131,134
Receivable for securities lending income	9,926
Other receivables and prepaid expenses	142,635

Total assets	2,987,247,243

Liabilities

Payable for investments purchased	30,794,185
Payable for fund shares repurchased	2,509,951
Payable upon return of securities loaned	68,965,150
Payable to affiliates
Accounting and legal services fees	137,538
Transfer agent fees	458,621
Distribution and service fees	201,638
Trustees’ fees	4,680
Investment management fees	1,760,102
Other liabilities and accrued expense	147,582

Total liabilities	104,979,447

Net assets	$2,882,267,796

Net assets consist of

Paid-in capital	$4,276,486,434
Undistributed net investment income	6,314,185
Accumulated net realized gain (loss) on investments	(1,998,976,488)
Net unrealized appreciation (depreciation) on investments	598,443,665

Net assets	$2,882,267,796

14	Classic Value Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($502,515,865 ÷ 20,316,500 shares)[1]	$24.73
Class B ($12,858,752 ÷ 527,179 shares)[1]	$24.39
Class C ($100,557,239 ÷ 4,124,154 shares)[1]	$24.38
Class I ($2,257,726,935 ÷ 91,137,974 shares)	$24.77
Class R1 ($6,647,108 ÷ 268,097 shares)	$24.79
Class R2 ($352,241 ÷ 14,228 shares)	$24.76
Class R3 ($930,552 ÷ 37,678 shares)	$24.70
Class R4 ($55,110 ÷ 2,224 shares)	$24.78
Class R5 ($70,325 ÷ 2,837 shares)	$24.79
Class R6 ($553,669 ÷ 22,329 shares)	$24.80

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$26.03

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Classic Value Fund	15

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 4-30-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$25,886,725
Securities lending	40,405

Total investment income	25,927,130

Expenses

Investment management fees	10,463,285
Distribution and service fees	1,202,537
Accounting and legal services fees	321,357
Transfer agent fees	1,755,916
Trustees’ fees	43,033
State registration fees	97,182
Printing and postage	115,563
Professional fees	63,683
Custodian fees	139,720
Registration and filing fees	25,043
Other	27,408

Total expenses	14,254,727
Less expense reductions	(86,805)

Net expenses	14,167,922

Net investment income	11,759,208

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	106,321,633
Investments in affiliated issuers	7,996
Redemption in kind	761,135

107,090,764
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	92,968,135
Investments in affiliated issuers	(4,169)

92,963,966

Net realized and unrealized gain	200,054,730

Increase in net assets from operations	$211,813,938

16	Classic Value Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	4-30-14	ended
	(Unaudited)	10-31-13

Increase (decrease) in net assets

From operations
Net investment income	$11,759,208	$24,267,781
Net realized gain	107,090,764	118,512,611
Change in net unrealized appreciation (depreciation)	92,963,966	507,753,273

Increase in net assets resulting from operations	211,813,938	650,533,665

Distributions to shareholders
From net investment income
Class A	(4,109,470)	(4,447,391)
Class B	(20,261)	(84,926)
Class C	(117,229)	(294,696)
Class I	(23,864,080)	(13,972,213)
Class R1	(29,251)	(31,871)
Class R2	(4,629)	(1,320)
Class R3	(2,759)	(891)
Class R4	(575)	(514)
Class R5	(763)	(624)
Class R6	(6,189)	(1,654)

Total distributions	(28,155,206)	(18,836,100)

From fund share transactions	85,494,487	470,927,923

Total increase	269,153,219	1,102,625,488

Net assets

Beginning of period	2,613,114,577	1,510,489,089

End of period	$2,882,267,796	$2,613,114,577

Undistributed net investment income	$6,314,185	$22,710,183

See notes to financial statements	Semiannual report | Classic Value Fund	17

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$23.12	$17.02	$15.86	$15.64	$13.77	$12.38
Net investment income[2]	0.08	0.20	0.20	0.10	0.07	0.14
Net realized and unrealized gain
on investments	1.73	6.09	1.12	0.15	1.91	2.02
Total from investment operations	1.81	6.29	1.32	0.25	1.98	2.16
Less distributions
From net investment income	(0.20)	(0.19)	(0.16)	(0.03)	(0.11)	(0.34)
From net realized gain	—	—	—	—	—	(0.43)
Total distributions	(0.20)	(0.19)	(0.16)	(0.03)	(0.11)	(0.77)
Net asset value, end of period	$24.73	$23.12	$17.02	$15.86	$15.64	$13.77
Total return (%)[3,4]	7.88[5]	37.32	8.45	1.59	14.48	19.84

Ratios and supplemental data

Net assets, end of period (in millions)	$503	$476	$417	$557	$931	$1,544
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.19[6]	1.25	1.31	1.30	1.41	1.60[7]
Expenses net of fee waivers and credits	1.19[6]	1.25	1.31	1.30	1.33	1.33[7]
Net investment income	0.67[6]	1.00	1.24	0.59	0.47	1.27
Portfolio turnover (%)	14	30	37	37	55	47

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	Classic Value Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$22.72	$16.73	$15.58	$15.45	$13.62	$12.19
Net investment income (loss)[2]	—	0.07	0.08	(0.03)	(0.04)	0.06
Net realized and unrealized gain
on investments	1.70	5.98	1.10	0.16	1.89	2.01
Total from investment operations	1.70	6.05	1.18	0.13	1.85	2.07
Less distributions
From net investment income	(0.03)	(0.06)	(0.03)	—	(0.02)	(0.21)
From net realized gain	—	—	—	—	—	(0.43)
Total distributions	(0.03)	(0.06)	(0.03)	—	(0.02)	(0.64)
Net asset value, end of period	$24.39	$22.72	$16.73	$15.58	$15.45	$13.62
Total return (%)[3,4]	7.48[5]	36.30	7.62	0.84	13.63	18.94

Ratios and supplemental data

Net assets, end of period (in millions)	$13	$18	$25	$41	$57	$66
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.94[6]	2.00	2.06	2.05	2.16	2.35[7]
Expenses net of fee waivers and credits	1.93[6]	2.00	2.06	2.05	2.08	2.08[7]
Net investment income (loss)	(0.02)[6]	0.34	0.50	(0.16)	(0.29)	0.54
Portfolio turnover (%)	14	30	37	37	55	47

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$22.71	$16.73	$15.58	$15.44	$13.61	$12.18
Net investment income (loss)[2]	(0.01)	0.05	0.08	(0.03)	(0.04)	0.06
Net realized and unrealized gain
on investments	1.71	5.99	1.10	0.17	1.89	2.01
Total from investment operations	1.70	6.04	1.18	0.14	1.85	2.07
Less distributions
From net investment income	(0.03)	(0.06)	(0.03)	—	(0.02)	(0.21)
From net realized gain	—	—	—	—	—	(0.43)
Total distributions	(0.03)	(0.06)	(0.03)	—	(0.02)	(0.64)
Net asset value, end of period	$24.38	$22.71	$16.73	$15.58	$15.44	$13.61
Total return (%)[3,4]	7.48[5]	36.24	7.62	0.91	13.64	18.95

Ratios and supplemental data

Net assets, end of period (in millions)	$101	$95	$81	$101	$132	$155
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.94[6]	2.00	2.06	2.05	2.16	2.34[7]
Expenses net of fee waivers and credits	1.94[6]	2.00	2.06	2.05	2.08	2.08[7]
Net investment income (loss)	(0.08)[6]	0.25	0.47	(0.16)	(0.29)	0.57
Portfolio turnover (%)	14	30	37	37	55	47

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Classic Value Fund	19

CLASS I SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$23.19	$17.07	$15.93	$15.70	$13.81	$12.44
Net investment income[2]	0.11	0.25	0.26	0.16	0.12	0.19
Net realized and unrealized gain
on investments	1.74	6.11	1.11	0.15	1.93	2.02
Total from investment operations	1.85	6.36	1.37	0.31	2.05	2.21
Less distributions
From net investment income	(0.27)	(0.24)	(0.23)	(0.08)	(0.16)	(0.41)
From net realized gain	—	—	—	—	—	(0.43)
Total distributions	(0.27)	(0.24)	(0.23)	(0.08)	(0.16)	(0.84)
Net asset value, end of period	$24.77	$23.19	$17.07	$15.93	$15.70	$13.81
Total return (%)[3]	8.02[4]	37.76	8.78	1.98	14.95	20.32

Ratios and supplemental data

Net assets, end of period (in millions)	$2,258	$2,018	$982	$849	$994	$636
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.93[5]	0.94	0.97	0.94	0.92	1.03[6]
Expenses net of fee waivers and credits	0.93[5]	0.94	0.96	0.94	0.92	0.95[6]
Net investment income	0.93[5]	1.24	1.55	0.95	0.83	1.65
Portfolio turnover (%)	14	30	37	37	55	47

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R1 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$23.13	$17.03	$15.87	$15.68	$13.77	$12.35
Net investment income[2]	0.03	0.13	0.15	0.04	0.05	0.11
Net realized and unrealized gain
on investments	1.74	6.10	1.11	0.15	1.92	2.02
Total from investment operations	1.77	6.23	1.26	0.19	1.97	2.13
Less distributions
From net investment income	(0.11)	(0.13)	(0.10)	—	(0.06)	(0.28)
From net realized gain	—	—	—	—	—	(0.43)
Total distributions	(0.11)	(0.13)	(0.10)	—	(0.06)	(0.71)
Net asset value, end of period	$24.79	$23.13	$17.03	$15.87	$15.68	$13.77
Total return (%)[3]	7.69[4]	36.84	8.06	1.21	14.08	19.40

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$6	$4	$5	$7	$7
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.57[5]	1.60	1.65	1.64	1.48[6]	1.75[7]
Expenses net of fee waivers and credits	1.56[5]	1.60	1.65	1.64	1.48[6]	1.67[7]
Net investment income	0.29[5]	0.63	0.88	0.24	0.30	1.01
Portfolio turnover (%)	14	30	37	37	55	47

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Annualized.
6 Includes the impact of a revision of 0.25% related to certain expense accruals. Without this adjustment, net investment income and total return for the year ended 10-31-10 would have been lower.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

20	Classic Value Fund | Semiannual report	See notes to financial statements

CLASS R2 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12[2]

Per share operating performance

Net asset value, beginning of period	$23.16	$17.05	$17.08
Net investment income[3]	0.09	0.18	0.13
Net realized and unrealized gain (loss) on investments	1.74	6.15	(0.16)
Total from investment operations	1.83	6.33	(0.03)
Less distributions
From net investment income	(0.23)	(0.22)	—
Net asset value, end of period	$24.76	$23.16	$17.05
Total return (%)[4]	7.95[5]	37.53	(0.18)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[7]	1.13	1.13[7]
Expenses net of fee waivers and credits	1.11[7]	1.13	1.13[7]
Net investment income	0.71[7]	0.86	1.17[7]
Portfolio turnover (%)	14	30	37[8]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-11 to 10-31-12.

CLASS R3 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$23.08	$17.00	$15.84	$15.62	$13.76	$11.24
Net investment income[3]	0.02	0.14	0.17	0.07	—[4]	—[4]
Net realized and unrealized gain
on investments	1.76	6.10	1.12	0.15	1.93	2.52
Total from investment operations	1.78	6.24	1.29	0.22	1.93	2.52
Less distributions
From net investment income	(0.16)	(0.16)	(0.13)	—	(0.07)	—
Net asset value, end of period	$24.70	$23.08	$17.00	$15.84	$15.62	$13.76
Total return (%)[5]	7.76[6]	37.01	8.28	1.41	14.04	22.42[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[7]	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.50[8]	1.42	1.48	1.48	2.76	3.33[8]
Expenses net of fee waivers and credits	1.50[8]	1.41	1.48	1.48	1.73	1.73[8]
Net investment income (loss)	0.19[8]	0.65	1.01	0.44	0.02	(0.04)[8]
Portfolio turnover (%)	14	30	37	37	55	47[9]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R3 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 11-1-08 to 10-31-09.

See notes to financial statements	Semiannual report | Classic Value Fund	21

CLASS R4 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$23.19	$17.07	$15.90	$15.64	$13.77	$11.24
Net investment income[3]	0.11	0.25	0.23	0.13	0.05	0.02
Net realized and unrealized gain
on investments	1.74	6.10	1.13	0.15	1.92	2.51
Total from investment operations	1.85	6.35	1.36	0.28	1.97	2.53
Less distributions
From net investment income	(0.26)	(0.23)	(0.19)	(0.02)	(0.10)	—
Net asset value, end of period	$24.78	$23.19	$17.07	$15.90	$15.64	$13.77
Total return (%)[4]	8.03[5]	37.66	8.69	1.77	14.38	22.51[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.06[7]	1.10	1.13	1.15	2.87	3.08[7]
Expenses net of fee waivers and credits	0.96[7]	1.00	1.09	1.15	1.43	1.43[7]
Net investment income	0.90[7]	1.23	1.41	0.76	0.34	0.26[7]
Portfolio turnover (%)	14	30	37	37	55	47[8]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R4 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-08 to 10-31-09.

CLASS R5 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09[2]

Per share operating performance

Net asset value, beginning of period	$23.22	$17.09	$15.94	$15.67	$13.79	$11.24
Net investment income[3]	0.12	0.28	0.27	0.17	0.09	0.03
Net realized and unrealized gain
on investments	1.74	6.11	1.11	0.15	1.93	2.52
Total from investment operations	1.86	6.39	1.38	0.32	2.02	2.55
Less distributions
From net investment income	(0.29)	(0.26)	(0.23)	(0.05)	(0.14)	—
Net asset value, end of period	$24.79	$23.22	$17.09	$15.94	$15.67	$13.79
Total return (%)[4]	8.10[5]	37.87	8.85	2.07	14.72	22.69[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.83[7]	0.85	0.90	0.90	2.64	2.84[7]
Expenses net of fee waivers and credits	0.82[7]	0.85	0.90	0.90	1.13	1.13[7]
Net investment income	1.03[7]	1.37	1.62	1.02	0.63	0.56[7]
Portfolio turnover (%)	14	30	37	37	55	47[8]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R5 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-08 to 10-31-09.

22	Classic Value Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11[2]

Per share operating performance

Net asset value, beginning of period	$23.21	$17.09	$15.93	$15.38
Net investment income[3]	0.12	0.24	0.27	0.02
Net realized and unrealized gain on investments	1.75	6.13	1.12	0.53
Total from investment operations	1.87	6.37	1.39	0.55
Less distributions
From net investment income	(0.28)	(0.25)	(0.23)	—
Net asset value, end of period	$24.80	$23.21	$17.09	$15.93
Total return (%)[4]	8.14[5]	37.80	8.93	3.58[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[7]	0.85	0.89	0.87[7]
Expenses net of fee waivers and credits	0.81[7]	0.85	0.89	0.87[7]
Net investment income	1.04[7]	1.13	1.61	0.90[7]
Portfolio turnover (%)	14	30	37	37[8]

1 Six months ended 4-30-14. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

See notes to financial statements	Semiannual report | Classic Value Fund	23

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Classic Value Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4, and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are

24	Classic Value Fund | Semiannual report

not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2014, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Semiannual report | Classic Value Fund	25

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2014 were $719. For the six months ended April 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

26	Classic Value Fund | Semiannual report

For federal income tax purposes, as of October 31, 2013, the fund has a capital loss carryforward of $2,041,667,342 available to offset future net realized capital gains. These carryforwards expire as follows: October 31, 2016 — $562,455,680 and October 31, 2017 — $1,479,211,662.

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and litigation proceeds.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $2,500,000,000 of the fund’s average daily net assets; (b) 0.74% of the next $2,500,000,000 of the fund’s average daily net assets; and (c) 0.73% of the fund’s average daily net assets in excess of $5,000,000,000. The Advisor has a subadvisory agreement with Pzena Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion.

Semiannual report | Classic Value Fund	27

The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class specific expenses of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until February 28, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis from January 1, 2014 to January 31, 2014.

Effective March 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class B shares of the fund, including Rule 12b-1 fees and transfer agency fees and service fees, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver). The Class Expense Waiver expires on February 28, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2014, these expense reductions amounted to the following:

CLASS A	CLASS B	CLASS C	CLASS I	CLASS R1	CLASS R2	CLASS R3	CLASS R4	CLASS R5	CLASS R6	TOTAL

$15,176	$479	$3,027	$67,818	$195	$13	$18	$2	$2	$48	$86,778

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2014 were equivalent to a net annual effective rate of 0.74% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2014 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

28	Classic Value Fund | Semiannual report

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

The fund’s Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares until at least February 28, 2015, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $27 for Class R4 shares for the period ended April 30, 2014.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $518,043 for the six months ended April 30, 2014. Of this amount, $85,774 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $426,331 was paid as sales commissions to broker-dealers and $5,938 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2014, CDSCs received by the Distributor amounted to $505, $6,338 and $3,947 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Classic Value Fund	29

Class level expenses. Class level expenses for the six months ended April 30, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	AND POSTAGE

Class A	$611,278	$331,690	$17,014	$20,231
Class B	77,725	10,519	544	642
Class C	487,685	66,156	3,394	4,036
Class I	—	1,346,810	75,957	90,328
Class R1	23,295	589	218	260
Class R2	590	39	14	17
Class R3	1,896	52	19	23
Class R4	66	5	2	2
Class R5	2	6	2	2
Class R6	—	50	18	22
Total	$1,202,537	$1,755,916	$97,182	$115,563

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2014 and for the year ended October 31, 2013 were as follows:

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,600,615	$38,238,038	3,309,755	$68,198,272
Distributions reinvested	166,924	3,917,695	244,120	4,242,801
Repurchased	(2,017,950)	(48,522,867)	(7,484,512)	(149,090,184)

Net decrease	(250,411)	($6,367,134)	(3,930,637)	($76,649,111)

Class B shares

Sold	25,122	$594,202	83,696	$1,714,456
Distributions reinvested	732	16,985	4,086	70,231
Repurchased	(285,293)	(6,742,518)	(807,414)	(15,767,418)

Net decrease	(259,439)	($6,131,331)	(719,632)	($13,982,731)

Class C shares

Sold	304,639	$7,230,560	411,076	$8,548,943
Distributions reinvested	3,926	91,077	13,083	224,894
Repurchased	(347,380)	(8,238,380)	(1,124,381)	(21,924,454)

Net decrease	(38,815)	($916,743)	(700,222)	($13,150,617)

Class I shares

Sold	16,471,847	$395,665,284	49,127,030	$973,418,801
Distributions reinvested	576,503	13,536,284	680,619	11,835,972
Repurchased	(12,934,790)	(311,053,904)	(20,319,128)	(411,548,827)

Net increase	4,113,560	$98,147,664	29,488,521	$573,705,946

30	Classic Value Fund | Semiannual report

	Six months ended 4-30-14		Year ended 10-31-13
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	36,705	$883,553	74,870	$1,571,075
Distributions reinvested	1,043	24,573	1,665	29,057
Repurchased	(22,987)	(555,545)	(75,071)	(1,455,208)

Net increase	14,761	$352,581	1,464	$144,924

Class R2 shares

Sold	8,623	$206,385	15,670	$342,245
Distributions reinvested	127	2,974	—	—
Repurchased	(14,241)	(331,478)	(1,806)	(41,038)

Net increase (decrease)	(5,491)	($122,119)	13,864	$301,207

Class R3 shares

Sold	21,897	$527,997	12,278	$250,954
Distributions reinvested	102	2,396	31	536
Repurchased	(1,011)	(23,652)	(1,062)	(22,424)

Net increase	20,988	$506,741	11,247	$229,066

Class R5 shares

Sold	266	$6,394	146	$3,180
Distributions reinvested	5	109	3	56
Repurchased	(2)	(42)	(22)	(481)

Net increase	269	$6,461	127	$2,755

Class R6 shares

Sold	1,538	$37,096	17,218	$373,839
Distributions reinvested	185	4,345	—	—
Repurchased	(946)	(23,074)	(2,168)	(47,355)

Net increase	777	$18,367	15,050	$326,484

Total net increase	3,596,199	$85,494,487	24,179,782	$470,927,923

During the period, the fund had a redemption in kind in the amount of $91,420,475. For purposes of US GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Gains and losses resulting from such redemption in kind is shown as a redemption in kind in the Statement of operations.

Class R4 shares had no fund share transactions for the six months ended April 30, 2014 or for the year ended October 31, 2013.

Affiliates of the fund owned 41%, 6%, 100%, 79% and 29% of shares of beneficial interest of Class R2, Class R3, Class R4, Class R5 and Class R6, respectively, on April 30, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $533,497,641 and $375,677,147, respectively, for the six months ended April 30, 2014.

Semiannual report | Classic Value Fund	31

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Pzena Investment Management, LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott	Legal counsel
President	K&L Gates LLP

John J. Danello#
Senior Vice President, Secretary
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 5-29-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

32	Classic Value Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Classic Value Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	38SA 4/14
MF184401	6/14

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President

Date:	June 5, 2014

By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 5, 2014